Share-based Compensation (Details) (Share Incentive Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended				12 Months Ended							0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 12, 2012 Director and certain employees	Jul. 12, 2012 Director and certain employees Minimum	Jul. 12, 2012 Director and certain employees Maximum	Jun. 05, 2013 Director, employees and non-employee	Dec. 31, 2013 Condition one	Dec. 31, 2013 Condition one First anniversary of the date of grant	Dec. 31, 2013 Condition one Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant item	Dec. 31, 2013 Condition two	Dec. 31, 2013 Condition two Vesting on date of IPO	Dec. 31, 2013 Condition two Pro-rata vesting on calendar quarter-end of each 12 quarters following IPO item	Dec. 31, 2013 Condition three	Jun. 15, 2012 BVI Company	Dec. 08, 2010 BVI Company	May 14, 2007 BVI Company
Share-based compensation
Shares approved for purchase by issuance of options under the plan																7,633,920	5,233,920	2,960,606
Authorized shares increased for purchase by issuance of options under the plan																2,400,000
Total requisite service period as stipulated in the share option agreements									4 years			4 years
Portion of options vesting (as a percent)										25.00%	75.00%		25.00%	75.00%	100.00%
Number of calendar quarters for pro-rata vesting											12			12
Extended option life								1 year
Share options
Balances outstanding at the beginning of the period (in shares)	4,368,382	4,382,636	3,221,800
Granted (in shares)	90,000	2,410,000	1,699,813		546,000
Share options amended (in shares)								120,850
Exercised (in shares)	(981,992)	(913,801)	(164,841)
Modified (in shares)		(290,547)			(255,453)
Forfeited (in shares)	(291,915)	(1,169,906)	(374,136)
Expired (in shares)	(50,000)	(50,000)
Balances outstanding at the end of the period (in shares)	3,134,475	4,368,382	4,382,636	3,221,800
Exercisable at the end of the period (in shares)	1,357,529	1,353,698	1,716,844
Weighted average exercise price
Balances outstanding at beginning of period (in dollars per share)	$ 2.69	$ 2.78	$ 1.50
Granted (in dollars per share)	$ 4.61	$ 3.35	$ 5.24			$ 5.00	$ 7.44
Exercised (in dollars per share)	$ 1.33	$ 1.05	$ 1.10
Modified (in dollars per share)		$ 3.23			$ 3.227
Forfeited (in dollars per share)	$ 3.87	$ 4.35	$ 3.79
Expired (in dollars per share)	$ 0.30	$ 0.30
Outstanding at end of year (in dollars per share)	$ 3.10	$ 2.69	$ 2.78	$ 1.50
Exercisable at the end of the period (in dollars per share)	$ 2.75	$ 1.40	$ 1.15
Weighted average remaining contractual life (in years)
Balances outstanding at the end of the period	3 years 11 months 23 days	4 years 4 months 2 days	4 years 2 months 23 days	4 years 6 months
Exercisable at the end of the period	3 years 4 months 24 days	2 years 4 months 20 days	3 years 1 month 28 days
Weighted average grant date fair value
Balances outstanding at the beginning of the period (in dollars per share)	$ 1.30	$ 1.57	$ 1.05
Granted (in dollars per share)	$ 1.15	$ 1.26	$ 2.67
Exercised (in dollars per shares)	$ 1.32	$ 0.90	$ 1.05
Modified (in dollars per share)		$ 1.06
Forfeited (in dollars per share)	$ 1.37	$ 1.95	$ 2.31
Expired (in dollars per share)	$ 0.05	$ 0.02
Balances outstanding at the end of the period (in dollars per share)	$ 1.31	$ 1.30	$ 1.57	$ 1.05
Exercisable at the end of the period (in dollars per share)	$ 1.31	$ 1.24	$ 1.09
Intrinsic value information
Intrinsic value of outstanding options (in dollars)	$ 2,927
Intrinsic value of exercisable options (in dollars)	1,729
Total intrinsic value of options exercised	$ 2,665	$ 2,172	$ 612